INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 12,224	$ 17,474	$ 13,026
Israel [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	15,377	16,648	11,788
International [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ (3,153)	$ 826	$ 1,238